LEASES (Tables)	12 Months Ended
Mar. 31, 2013
LEASES
Schedule of future minimum lease payments under noncancellable operating leases and capital leases

	Thousands of Yen
Years ending March 31	Operating Leases	Capital Leases
2014	¥49,529	¥3,470
2015	47,479	3,059
2016	30,204	3,059
2017	—	3,059
2018	—	934
Total minimum lease payments	¥127,212	13,581
Less amounts representing interest		556
Present value of minimum lease payments		13,025
Less current portion		3,241
Noncurrent portion		¥9,784